                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                           SA Funds - Investment Trust

                        Supplement dated August 21, 2001
                      to Prospectus dated October 30, 2000

                CHANGE IN FEE STRUCTURE FOR SA FIXED INCOME FUND

The Annual Fund Operating Expenses with respect to SA Fixed Income Fund in the "Fees and Expenses" section in the prospectus is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund. The Fund has no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

SHAREHOLDER FEES (fees paid directly from your investment)
Annual Account Maintenance Fee (for accounts under $100,000) (1).........$100.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A % OF NET ASSETS

Management/Advisory Fees                          0.84%
Other Expenses (2)
  Shareholder Servicing Fees                       .25%
  Other Operating Expenses                        1.99%
                                                 -----
  Total Other Expenses                            2.24%
                                                 -----
Total Annual Fund Operating Expenses              3.08%
Fee Waivers and/or Expense Reimbursement         (2.23)%
                                                 -----
Net Expenses (3)                                  0.85%

(1) The Fund may deduct an annual maintenance fee of $100 from accounts with a value of less than $100,000. The account value is determined by aggregating accounts holding SA Funds. The Fund expects to value accounts on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee is payable to the Fund and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Fund reserves the right to waive the fee.

(2) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

(3) The sub-adviser has contractually agreed to waive its sub-advisory fee for the period July 1, 2001 through June 30, 2002. In addition, the adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit the Fund's total operating expenses to the amount shown in the above table. This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued modified or eliminated and net expenses will be adjusted as necessary. Pursuant to a separate fee waiver and/or reimbursement agreement, the net expenses of the Fund during the period up to July 15, 2009, will not exceed 1.00%. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.

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  CHANGE IN FEE STRUCTURE FOR SA U.S. MARKET FUND, SA U.S. HBTM FUND, SA U.S.
   SMALL COMPANY FUND, SA INTERNATIONAL HBTM FUND AND SA INTERNATIONAL SMALL
                                  COMPANY FUND

The Annual Fund Operating Expenses with respect to SA U.S. Market Fund, SA U.S. HBtM Fund, SA U.S. Small Company Fund, SA International HBtM Fund and SA International Small Company Fund in the "Fees and Expenses" section in the prospectus is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of an SA Equity Fund. The Funds have no sales charge (load), redemption fees or exchange fees, although some institutions may charge you a fee for shares you buy or sell through them.

SHAREHOLDER FEES (fees paid directly from your investment)
Transaction Fees (as a % of offering price) (1)
  International Small Company Fund....................................    0.675%
Annual Account Maintenance Fee (for accounts under $100,000) (2)......  $100.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A % OF NET ASSETS)

                                                                     U.S.                  INTL.
                                               U.S.       U.S.       SMALL      INTL.      SMALL
                                              MARKET      HBTM      COMPANY     HBTM      COMPANY
                                               FUND       FUND       FUND       FUND      FUND(5)
                                              ------      -----     -------     -----     -------
Management/Advisory Fees                       0.70%      0.92%      1.03%      1.03%      0.65%
Other Expenses (3)
   Shareholder Servicing Fees                   .25%       .25%       .25%       .25%       .25%
   Other Operating Expenses                    2.38%      4.50%      5.34%      2.38%      6.18%
                                              -----      -----      -----      -----      -----
   Total Other Expenses                        2.63%      4.75%      5.59%      2.63%      6.43%
                                              -----      -----      -----      -----      -----
Total Annual Fund Operating Expenses           3.33%      5.67%      6.62%      3.66%      7.08%
Fee Waiver and/or Expense Reimbursement       (2.41)%    (4.62)%    (5.37)%    (2.21)%    (5.80)%
                                              -----      -----      -----      -----      -----
Net Expenses (4)                               0.92%      1.05%      1.25%      1.45%      1.28%


(1) The International Small Company Fund charges a transaction fee on purchases of, and exchanges for, shares of that Fund. The fee does not apply to reinvested dividends or capital gain distributions. The fee is not a sales charge. It is paid to the Fund and is passed through to the Underlying Funds where it is used to protect existing shareholders by offsetting the transaction costs associated with purchasing additional securities. The transaction fee will vary slightly from time to time depending upon the current country allocation and the costs of investing in those countries. An investor may call the adviser at (800) 366-7266 for the transaction fee rate at the time of investment.

(2) The Funds may deduct an annual maintenance fee of $100 from accounts with a value of less than $100,000. The account value is determined by aggregating accounts holding SA Funds. The Funds expect to value accounts on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee is payable to the Funds and is designed to offset in part the relatively higher costs of servicing smaller accounts. The Funds reserve the right to waive the fee.

(3) Other expenses are based on estimates for the current fiscal year and include an administration fee paid to the adviser and all other ordinary operating expenses not listed above.

(4) The sub-adviser has contractually agreed to waive its sub-advisory fees for the period July 1, 2001 through June 30, 2002. In addition, the adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the above table. This agreement will remain in effect until August 15, 2002, at which time this agreement may be continued, modified or eliminated and the net expense will be adjusted as necessary. Pursuant to a separate fee waiver and/or reimbursement agreement, the net expenses of the Funds during the period up to July 15, 2009, will not exceed the following: U.S. Market Fund 1.08%, U.S. HBtM Fund 1.13%, U.S. Small Company Fund 1.28%, Int'l HBtM Fund 1.53% and Int'l Small Company Fund 1.28%. The adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the adviser must request reimbursement within three years from the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement and (3) the Fund must be able to make the reimbursement and still stay within the operating expense limitation.

(5) With respect to the International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the Master Fund and the Underlying Funds are reflected in the valuation of the Fund's investment in the Master Fund. These expenses are not passed directly to the Fund or its shareholders, and therefore these expenses are not reflected in the table.

         NAME CHANGE OF PERMITTED INVESTMENT FOR THE SA U.S. MARKET FUND

Dimensional Fund Advisors Inc. ("DFA") has changed the name of the U.S. 9-10 Small Company Portfolio to the U.S. Micro Cap Portfolio. The third paragraph in the section entitled PRINCIPAL INVESTMENT STRATEGIES for the SA U.S. Market Fund is hereby deleted and replaced with the following:

The Fund also invests less than 5% of its total assets in the U.S. Micro Cap Portfolio, an investment company that invests exclusively in stocks of very small companies. Dimensional Fund Advisors Inc. ("DFA"), the sub-adviser of the Fund, is the adviser of the U.S. Micro Cap Portfolio.


                             AVAILABILITY OF SHARES

Shares of the SA U.S. Large Cap Growth Strategy Fund and the SA U.S. Large Cap Value Strategy Fund are not currently available for purchase.